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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [_]; Amendment Number:

This Amendment (Check only one.):
    [_]is a restatement.
    [_]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Flagg Street Capital LLC
Address: 44 Brattle Street
         Cambridge, MA 02138

Form 13F File Number: 28-12276

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Jonathan Starr
Title: Founding Member
Phone: 617-876-6086

Signature, Place, and Date of Signing:

 /s/ Jonathan Starr        Cambridge, MA             February 14, 2008
 --------------------------
 [Signature]               [City, State]             [Date]

Report Type (Check only one):

[X]13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_]13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

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[_]13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:................           0
Form 13F Information Table Entry Total:...........           6
Form 13F Information Table Value Total:........... $    30,369
                                                    (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                          FORM 13F INFORMATION TABLE

                                                                                                     VOTING AUTHORITY
                             TITLE OF               VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER   ---------------------
NAME OF ISSUER                CLASS      CUSIP    (x $1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
--------------               -------- ----------- --------- --------- --- ---- ---------- -------- --------- ------ ----
BRISTOW GROUP INC...........   COM    110394 10 3   2,280    40,249   SH          SOLE       0      40,249
POMEROY IT SOLUTIONS INC....   COM    731822 10 2   8,658   1,249,325 SH          SOLE       0     1,249,325
QUANTA CAPITAL HLDGS LTD....   SHS    G7313F 10 6     644    252,601  SH          SOLE       0      252,601
TARRAGON CORP...............   COM    876287 10 3   1,466    977,520  SH          SOLE       0      977,520
THERMADYNE HLDGS CORP NEW...   COM    883435 30 7   3,755    326,479  SH          SOLE       0      326,479
UNITED WESTN BANCORP INC....   COM    913201 10 9  13,566    678,322  SH          SOLE       0      678,322